NOTE PAYABLE (Tables)	9 Months Ended
Mar. 31, 2022
NOTE PAYABLE
Schedule of note payable
Principal balance	$76,500,000
Fair value of the warrants	(2,433,000)
Original issue discount	(1,500,000)
Debt issuance costs	(5,282,000)
Outstanding balance, net	67,285,000
Current portion	(1,461,000)
Long-term portion	$65,824,000
2022	$956,250
2023	3,825,000
2024	3,825,000
2025	3,825,000
2026	64,068,750
$76,500,000